(18) PRIVATE PENSION PLAN (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	R$ 179,026
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	122,135
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	39,924
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2,525
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	7,711
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	R$ 6,731